Goodwill and Intangible Assets, Net - Changes In Goodwill (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
Mar. 31, 2015
Changes in Goodwill
Balance as of June 30, 2014	$ 1,230.9
Currency translation adjustments	(61.8)
Balance as of March 31, 2015	1,169.1
Automotive Retail North America
Changes in Goodwill
Balance as of June 30, 2014	400.1
Currency translation adjustments	(3.4)
Balance as of March 31, 2015	396.7
Automotive Retail International
Changes in Goodwill
Balance as of June 30, 2014	454.7
Currency translation adjustments	(58.4)
Balance as of March 31, 2015	396.3
Digital Marketing
Changes in Goodwill
Balance as of June 30, 2014	376.1
Currency translation adjustments	0
Balance as of March 31, 2015	$ 376.1